SCHEDULE OF CONVERSION OF NOTES (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			$ 14,032,528	$ 8,855,142	$ 4,400,000
Interest Payable			163,517	109,424	787,996
Debt converted	$ 5,800,000	$ 5,800,000
Common stock issued	67,899	67,899
Outstanding debt			17,189,106	$ 8,939,741	4,245,082
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			4,350,000
Interest Payable			999,137
Debt converted			$ 5,349,137
Common stock issued			67,899
Outstanding debt
2015 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount					100,000
Interest Payable					28,671
Outstanding debt					128,671
2015 Convertible Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			100,000
Interest Payable			31,151
Debt converted			$ 131,151
Common stock issued			756
Outstanding debt
2018 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount					3,500,000
Interest Payable					727,905
Outstanding debt					3,444,781
2018 Convertible Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			3,500,000
Interest Payable			901,466
Debt converted			$ 4,401,466
Common stock issued			62,992
Outstanding debt
2020 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount					700,000
Interest Payable					29,726
Outstanding debt					$ 569,936
2020 Convertible Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			700,000
Interest Payable			64,438
Debt converted			$ 764,438
Common stock issued			3,850
Outstanding debt
2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			13,647,341
Interest Payable			159,435
Outstanding debt			16,799,837
2021 Convertible Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			50,000
Interest Payable			2,082
Debt converted			$ 52,082
Common stock issued			301
Outstanding debt